Segment Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 12, 2010
Segment Reporting Information [Line Items]
Gross Sales	$ 2,076,532	$ 2,458,998	$ 4,899,943	$ 6,869,255	$ 8,809,668	$ 7,622,477
Gross Profit (Loss)	960,236	1,705,480	2,527,652	4,903,342	6,052,635	5,049,985
Comprehensive Income (Loss)	(1,241,443)	(1,282,998)	(5,042,183)	(2,809,393)	(4,180,259)	(500,924)
Net Total Assets	11,063,776	7,627,293	11,063,776	7,627,293	8,977,776	5,951,609	5,951,609
Before consolidation
Segment Reporting Information [Line Items]
Net Total Assets	11,063,776	7,627,293	11,063,776	7,627,293	8,977,776	5,951,609	5,951,609
TMP
Segment Reporting Information [Line Items]
Gross Sales	1,812,306	2,359,493	4,416,121	6,390,818	8,282,734	6,544,311
Gross Profit (Loss)	1,173,235	2,025,336	3,407,379	5,514,728	7,033,212	5,315,589
Comprehensive Income (Loss)	(1,028,444)	(919,287)	(4,162,456)	(2,562,668)	(3,089,429)	(189,850)
Net Total Assets	11,063,776	7,595,502	11,063,776	7,595,502	8,864,588	5,846,734	58,467,345,846,734
TMP | Before consolidation
Segment Reporting Information [Line Items]
Net Total Assets	11,146,759	11,019,907	11,146,759	11,019,907	12,844,524	6,624,150	6,624,150
TMP | Consolidation, eliminations
Segment Reporting Information [Line Items]
Net Total Assets	(82,983)	(3,424,405)	(82,983)	(3,424,405)	(3,979,936)	(777,416)	(777,416)
CCPI
Segment Reporting Information [Line Items]
Gross Sales	264,226	99,505	483,822	478,437	526,934	1,078,166
Gross Profit (Loss)	(212,999)	(319,856)	(879,727)	(611,386)	(980,577)	(265,604)
Comprehensive Income (Loss)	(212,999)	(363,711)	(879,727)	(246,725)	(1,090,830)	(311,074)
Net Total Assets		31,791		31,791	113,188	104,875	104,875
CCPI | Before consolidation
Segment Reporting Information [Line Items]
Net Total Assets	(82,983)	(3,392,614)	(82,983)	(3,392,614)	(3,866,748)	(672,541)	(672,541)
CCPI | Consolidation, eliminations
Segment Reporting Information [Line Items]
Net Total Assets	$ 82,983	$ 3,424,405	$ 82,983	$ 3,424,405	$ 3,979,936	$ 777,416	$ 777,416